Related party transactions Incentive Management Fee (Details) (Affiliated Entity [Member], Incentive managment fee [Member], Altisource Asset Management Corporation [Member], USD $)	7 Months Ended
Dec. 31, 2012
Threshold 1 [Member]
Incentive Management Fee [Line Items]
Percentage of quarterly per share distribution amount paid as management fee	2.00%
Quarterly distribution per share	$ 0.161
Threshold 2 [Member]
Incentive Management Fee [Line Items]
Percentage of quarterly per share distribution amount paid as management fee	15.00%
Quarterly distribution per share	$ 0.193
Threshold 3 [Member]
Incentive Management Fee [Line Items]
Percentage of quarterly per share distribution amount paid as management fee	25.00%
Quarterly distribution per share	$ 0.257
Threshold 4 [Member]
Incentive Management Fee [Line Items]
Percentage of quarterly per share distribution amount paid as management fee	50.00%